Company Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Other assets, net	$ 13		$ 26
Total non-current assets	8,695		9,202
Current assets
Other current assets	1		0
Other receivables and prepayments	145		183
Restricted cash and cash equivalents	912	[1]	16
Cash and cash equivalents	790		678	$ 861	$ 2,471
Total current assets	1,867		892
Total assets	10,562		10,094
EQUITY
Share capital	81		81
Reserves	(781)		807
Total equity	(700)		888	$ 1,929	$ 4,446
Non-current liability
Borrowings	8,218		7,946
Current liabilities
Other payables	54		56
Total current liabilities	2,871		1,094
Total liabilities	11,262		9,206
Total equity and liabilities	10,562		10,094
Net current liabilities	(1,004)		(202)
Total assets less current liabilities	7,691		9,000
Parent Company [Member]
Non-current assets
Interests in subsidiaries	1,255		1,154
Note receivable from a subsidiary	9,549		8,651
Other assets, net	0		2
Total non-current assets	10,804		9,807
Current assets
Other current assets	1		0
Other receivables and prepayments	77		57
Restricted cash and cash equivalents	289		0
Cash and cash equivalents	474		12
Total current assets	841		69
Total assets	11,645		9,876
EQUITY
Share capital	81		81
Reserves	1,319		1,854
Total equity	1,400		1,935
Non-current liability
Borrowings	8,099		7,820
Current liabilities
Other payables	198		121
Current borrowings	1,948		0
Total current liabilities	2,146		121
Total liabilities	10,245		7,941
Total equity and liabilities	11,645		9,876
Net current liabilities	(1,305)		(52)
Total assets less current liabilities	$ 9,499		$ 9,755

[1]	Restricted cash and cash equivalents of US$912 million as at December 31, 2022 was made available for use in early January 2023 and hence included in the calculation of net debt